INCOME TAXES - Deferred income tax liability rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred income tax liability, Beginning	$ (4,950)
Recognized in income	2,343	$ 2,269
Deferred income tax liability, Ending	(2,607)	(4,950)
Deferred income tax liability
INCOME TAXES
Deferred income tax liability, Beginning	(4,950)	(7,219)
Recognized in income	2,343	2,269
Recognized in other liabilities (flow-through shares)	0	0
Recognized in other comprehensive income	0	0
Deferred income tax liability, Ending	$ (2,607)	$ (4,950)